Revenue - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,458	$ 1,381	$ 1,236
Revenues relating to contract liabilities outstanding	$ 473	$ 463	$ 508